Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Statement Of Financial Position [Abstract]
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	5,000,000	61,899,922	52,096,000
Preferred stock, shares issued	0	61,899,165	52,095,243
Preferred stock, shares outstanding	0	61,899,165	52,095,243
Preferred stock, aggregate liquidation preference	$ 0	$ 79,000	$ 54,000
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	125,000,000	90,000,000	80,000,000
Common stock, shares issued	28,418,420	1,694,862	1,645,729
Common stock, shares outstanding	28,408,698	1,672,639	1,614,091
Treasury stock, shares	0	11,544	11,544